Employee Benefits - Changes in Postretirement Benefit Obligation and Plan Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Postretirement Benefit Plan [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	$ 59,625	$ 82,714
Service cost for benefits earned(1)	568	755	$ 718
Interest cost on projected benefit obligation(2)	2,265	2,460	2,710
Actuarial (gain) loss	3,941	(6,677)
Plan amendments	0	(14,862)
Adjustments for expense/tax contained in service cost	0	0
Plan participants’ contributions	437	435
Benefits paid	(2,662)	(5,200)
Curtailments / settlements	0	0
Translation adjustments	0	0
Acquisitions/Transferred Liabilities	0	0
Other	0	0
Benefit obligation at end of year	64,174	59,625	82,714
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Employer contributions	2,700
U.S Plans [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	602,408
U.S Plans [Member] | Pension Plan [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	562,043	602,783
Service cost for benefits earned(1)	1,378	1,971	2,175
Interest cost on projected benefit obligation(2)	21,954	19,393	20,075
Actuarial (gain) loss	68,839	(33,284)
Plan amendments	0	0
Adjustments for expense/tax contained in service cost	0	0
Plan participants’ contributions	0	0
Benefits paid	(33,560)	(32,093)
Curtailments / settlements	0	0
Translation adjustments	0	0
Acquisitions/Transferred Liabilities	0	3,273
Other	0	0
Benefit obligation at end of year	620,654	562,043	602,783
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	532,381	581,917
Actual return on plan assets	99,904	(23,339)
Employer contributions	3,683	3,524
Plan participants’ contributions	0	0
Benefits paid	(33,560)	(32,093)
Settlements	0	0
Translation adjustments	0	0
Acquisitions/Transferred Assets	0	2,372
Other	0	0
Fair value of plan assets at end of year	602,408	532,381	581,917
Funded status at end of year	(18,246)	(29,662)
Non-U.S. Plans [Member] | Pension Plan [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	957,935	973,061
Service cost for benefits earned(1)	19,319	18,738	18,652
Interest cost on projected benefit obligation(2)	17,775	17,704	17,116
Actuarial (gain) loss	119,891	(29,433)
Plan amendments	0	2,776
Adjustments for expense/tax contained in service cost	(1,333)	(1,290)
Plan participants’ contributions	2,803	2,047
Benefits paid	(28,977)	(33,862)
Curtailments / settlements	(3,455)	(2,751)
Translation adjustments	13,935	(49,027)
Acquisitions/Transferred Liabilities	0	48,356
Other	1,191	11,616
Benefit obligation at end of year	1,099,084	957,935	973,061
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	896,782	929,810
Actual return on plan assets	100,163	6,699
Employer contributions	20,031	18,238
Plan participants’ contributions	2,803	2,047
Benefits paid	(28,977)	(33,862)
Settlements	(3,455)	(1,564)
Translation adjustments	16,982	(47,247)
Acquisitions/Transferred Assets	0	21,672
Other	954	989
Fair value of plan assets at end of year	1,005,283	896,782	$ 929,810
Funded status at end of year	$ (93,801)	$ (61,153)